Loans, Impaired Loans, and Allowance for Credit Losses (Schedule of Incremental Lifetime ECL Impact) (Details) - CAD ($) $ in Millions	Jan. 31, 2024	Oct. 31, 2023
Disclosure of financial assets that are either past due or impaired [table]
Incremental lifetime ECLs impact	$ 1,883	$ 1,854
12-month expected credit losses [member]
Disclosure of financial assets that are either past due or impaired [table]
All performing loans and off-balance sheet instruments using 12-month ECLs	5,195	5,295
Stage One and Two [member]
Disclosure of financial assets that are either past due or impaired [table]
Probability-weighted ECLs	$ 7,078	$ 7,149